Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Summary of significant accounting policies
Basis of preparation

Basis of preparation

The unaudited consolidated interim financial statements of the Group for the three and six months ended June 30, 2022 and 2021, have been prepared in accordance with IAS 34 “Interim Financial Reporting”. The unaudited consolidated interim financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the Annual Report for the year ended December 31, 2021 which was prepared in accordance with International Financial Reporting Standards (“IFRS”).

The unaudited consolidated interim financial statements are presented in U.S. dollar rounded to the nearest million. The functional currency of the Company is euro.

Income tax in interim periods is accrued using the effective tax rate expected to be applied to annual earnings.

The accounting policies, presentation and methods of computation followed in the unaudited consolidated interim financial statements are consistent with those applied in the Group’s latest Annual Report.

Basis of preparation prior to the AMP Transfer

For the periods prior to the “AMP Transfer” (AMP Transfer references to a series of transactions pursuant to the Transfer Agreement in connection with the Business Combination effected by AGSA on April 1, 2021, as further explained in the Annual Report for the year ended December 31, 2021), the unaudited combined interim financial statements have been prepared on a carve-out basis from the consolidated financial statements of Ardagh Group S.A. (“Ardagh” or “AGSA”), to represent the financial position and performance of the AMP Business (“the Business”) as if the Business had existed on a stand-alone basis for the three months ended March 31, 2021 for the unaudited consolidated interim income statement, statement of comprehensive income and statement of cash flows. However, those unaudited combined interim financial statements are not necessarily indicative of the results that would have occurred if the Business had been a stand-alone entity during the period presented.

Corporate center costs of $9 million for the three months ended March 31, 2021, which were allocated by Ardagh primarily based on Adjusted EBITDA, have been included in selling, general and administration (“SGA”) expenses with settlement of these costs recorded within invested capital. The allocations reflected all the costs of doing business and management believes that the allocations were reasonable and materially reflected what the expenses would have been on a stand-alone basis. These costs reflected the arrangements that existed in Ardagh and are not necessarily representative of costs that may arise in the future. For information relating to corporate center costs in the three and six months ended June 30, 2022, from Ardagh to AMP and included within SGA expenses, see note 15.

Basis of preparation after the AMP Transfer

For the periods subsequent to the AMP Transfer, effective on April 1, 2021, unaudited consolidated financial statements have been prepared for the Group as a stand-alone business.

Recent changes in accounting pronouncements

Recent changes in accounting pronouncements

The impact of new standards, amendments to existing standards and interpretations issued and effective for annual periods beginning on or after January 1, 2022 have been assessed by the Directors. No new standards or amendments to existing standards effective January 1, 2022 have had or are expected to have a material impact for the Group. The Directors’ assessment of the impact of new standards, which are not yet effective and which have not been early adopted by the Group, on the consolidated interim financial statements is on-going.